NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2022
Non-Current Assets and Disposal Group Classified as Held for Sale [Abstract]
Schedule of non-current assets and disposal group classified as held for sale
	As of	As of
	December 31,	December 31,
	2022	2021
	ThUS$	ThUS$
Current assets
Aircraft	64,483	99,694
Engines and rotables	21,552	46,724
Other assets	381	374
Total	86,416	146,792

Schedule of fleet classified as non-current assets and disposal group
	As of	As of
	December 31,	December 31,
Aircraft	2022	2021
Boeing 767	3	6
Airbus A320	3	-
Airbus A319	28	-
Total	34	6